Share-Based Compensation and Equity - Director Deferred Shares Activity (Details) - Director Deferred Shares [Member] $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2012 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion to common stock (shares)	1
Non-employee director deferred shares vested and outstanding | shares	143
Granted, Weighted-average grant-date fair value | $ / shares		$ 29.73	$ 40.54
Aggregate intrinsic value of deferred shares released	$ 121	$ 1,023	$ 247
Total fair value of deferred shares vested	$ 898	$ 1,090	$ 979
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	12 months